Transactions with Related Parties, Castor Ships (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2025	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Management fees	$ 919,989	$ 945,490
Due from related parties, non-current	1,201,959			$ 1,590,501
Due from related parties, current	5,181,873			6,072,800
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	919,989	945,490
Due from related parties, current	5,181,873			6,072,800
Related Party [Member] | Castor Ships [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Chartering commission rate			6.25%
Sale and purchase brokerage commission rate			1.00%
Capital raising commission rate			1.00%
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	289,644	148,123
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member] | Discontinued Operations [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commission		338,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Flat management fees	$ 1,648,570	$ 1,599,000
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Funding period for advance to cover vessel daily operating costs	2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current	$ 1,201,959			$ 1,590,501